UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  03-31-2000


Check here if Amendment [x]; Amendment Number:  1
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               11-20-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: 107959000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105     4538    57621 SH       Sole                    50411              7210
AFLAC Inc.                     COM              001055102      223     4890 SH       Sole                     4890
American International Group I COM              026874107     4049    36974 SH       Sole                    32572              4402
Automatic Data Processing      COM              530151034     1526    31620 SH       Sole                    26735              4885
Broadcom Corp.                 COM              111320107     6240    25692 SH       Sole                    22192              3500
Carnival Cruise Lines          COM              143658300     2602   104860 SH       Sole                    88650             16210
Cisco Systems Inc.             COM              17275R102    10113   130810 SH       Sole                   110210             20600
Computer Sciences Corp.        COM              205363104     3452    43625 SH       Sole                    38995              4630
Compuware                      COM              205638109     1896    90035 SH       Sole                    76680             13355
Dollar General Corp.           COM              256669102     2952   109830 SH       Sole                    95835             13995
EMC Corporation                COM              268648102    10093    80105 SH       Sole                    67575             12530
Ericsson Tel ADR Class B       COM              294821400      263     2800 SH       Sole                     2800
Exxon Mobil                    COM              30231G102      452     5800 SH       Sole                     5450               350
General Electric               COM              369604103     3390    21780 SH       Sole                    18270              3510
Guidant                        COM              401698105      391     6640 SH       Sole                     3640              3000
HomeDepot                      COM              437076102      252     3905 SH       Sole                     3905
Intel                          COM              458140100     7347    55684 SH       Sole                    47694              7990
Loral Space & Communications   COM              G56462107     1747   171480 SH       Sole                   147180             24300
Lucent Technologies            COM              549463107      349     5630 SH       Sole                     5630
Merck                          COM              589331107     1181    19016 SH       Sole                    17616              1400
Merrill Lynch                  COM              590188108      532     5062 SH       Sole                     3462              1600
Microsoft Corp.                COM              594918104      762     7168 SH       Sole                     3968              3200
Omnicom                        COM              681919106     4140    44215 SH       Sole                    37875              6340
Paychex                        COM              704326107     2518    48085 SH       Sole                    40930              7155
Pfizer                         COM              717081103      990    27070 SH       Sole                    21670              5400
Qualcomm                       COM              747525103    15369   102929 SH       Sole                    88489             14440
Starbucks Inc.                 COM              855244109     3989    89006 SH       Sole                    79646              9360
State Street Corp.             COM              857477103     4064    41949 SH       Sole                    35539              6410
Target Corp.                   COM              8.7612E+1     1387    18560 SH       Sole                    15260              3300
Univision                      COM              914906102     4143    36660 SH       Sole                    31460              5200
Warner Lambert                 COM              934488107     2631    26930 SH       Sole                    23020              3910
Wink Communications            COM              974168106     1118    33495 SH       Sole                    28835              4660
Worldcom, Inc.                 COM              98157D106     2766    61035 SH       Sole                    51585              9450
Xilinx                         COM              983919101      498     6015 SH       Sole                     3015              3000